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PROSPECTUS SUPPLEMENT


NORTHERN FUNDS -- EQUITY INDEX FUNDS
SUPPLEMENT DATED NOVEMBER 17, 2006 TO PROSPECTUS DATED JULY 31, 2006


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The following replaces the second paragraph under "Fund Management" on page 22 of the Prospectus:

Effective November 1, 2006, the managers for the GLOBAL REAL ESTATE INDEX FUND and INTERNATIONAL EQUITY INDEX FUND are Steven R. Wetter, Senior Vice President of Northern Trust, and Shaun Murphy, Vice President of Northern Trust. Mr. Wetter has had such responsibility for the Global Real Estate Index Fund since July 2006, and the International Equity Index Fund since March 2005. Mr. Murphy has had such responsibility for both Funds since November 2006. Mr. Wetter has been a member of the management teams of various equity portfolios since joining Northern Trust in 2003. From 1999 to 2003, Mr. Wetter was with Deutsche Asset Management where he managed various quantitative equity portfolios. Since joining Northern Trust in June 2004, Mr. Murphy has also managed quantitative equity portfolios. From 1997 to 2003, Mr. Murphy was a portfolio manager with State Street Global Advisors.

The following replaces the third paragraph under "Fund Management" on page 22 of the Prospectus:

Effective November 1, 2006, the managers for the MID CAP INDEX FUND, SMALL CAP INDEX FUND and STOCK INDEX FUND are Chad M. Rakvin, Senior Vice President of Northern Trust, and Brent Reeder, Vice President of Northern Trust. Mr. Rakvin has had such responsibility since September 2005, and Mr. Reeder since November 2006. Mr. Rakvin joined Northern Trust in 2004, and has been a member of the quantitative management group for domestic index products. Immediately prior to joining Northern, Mr. Rakvin was an independent consultant to institutional money managers and financial services companies as well as an author of proprietary research and white papers. From 1999 to 2004, Mr. Rakvin was with Barclays Global Investors, where he was head of index research and an equity portfolio manager. Mr. Reeder joined Northern Trust in 1993. For the past five years, he has managed quantitative equity portfolios.



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